ORGANIZATION AND OPERATIONS (Details) - Legacy Connect M - Monterey Capital Acquisition Corporation	Jul. 12, 2024 shares
ORGANIZATION AND OPERATIONS [Line Items]
Ratio applied to the exchange of shares	3.3214
Business combination, number of shares issued	14,500,000